FORM 13F

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

13FCON P 5/15/02

Washington, DC 20549

Form 13F COVER PAGE

RECD S.E.C. MAY 14 2001

Report for the Calendar Year or Quarter Ended: MARCH 31, 2001

Check here if Amendment [ ]:

01074988

This Amendment (Check only one.):

[ ] is a restatement

CONFIDENTIAL TREATMENT EXPIRED

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Atlantic Investment Management, Inc.

Address: 750 Lexington Avenue, 16th Floor, New York, NY 10022

Form 13F File Number: 28-7850 28-6437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Alexander J. Roepers

Title: President

Phone: 212-688-6644

PROCESSED MAR 25 2004 THOMSON FINANCIAL

Signature, Place, and Date of Signing:

_______________ New York, NY May __, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F Summary Page

Report Summary

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	6
Form 13F Information Table Value Total:	$116,185 (thousands)
List of Other Included Managers:	None

FORM 13F INFORMATION TABLE

CONFIDENTIAL TREATMENT REQUESTED

Name of Issuer	Title of Class	CUSIP	Value (X$1,000)	Shares or PRN amt	SH/PRN Put/Call	Investment Discretion	Other Managers	Voting Autority Sole	Shared	None
Alexander & Baldwin Inc.	com	014482103	$ 10,354	484,300	SH	Sole		484,300		
Ball Corp	com	058498106	$ 16,183	352,800	SH	Sole		352,800		
C&D Technologies Inc.	com	124661109	$ 6,020	218,100	SH	Sole		218,100		
Harman Int'l Industries Inc.	com	413086109	$ 18,438	720,500	SH	Sole		720,500		
Harsco Corp.	com	415864107	$ 30,042	1,225,700	SH	Sole		1,225,700		
Kennametal Inc.	com	489170100	$ 35,148	1,278,100	SH	Sole		1,278,100		